Short-Term Bank Credit And Loans	12 Months Ended
Dec. 31, 2020
Short-term Debt [Abstract]
Short-term Bank Credit and Loans	SHORT-TERM BANK CREDIT AND LOANS

	Interest %	December 31,
		2020	2019
Short-term loans	1% - 1.3%	$312,589	$193,744
Short-term bank credit	P + 0.1%	404	14,655
		$312,993	$208,399